Total Equity - Shares Outstanding Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	26,489,177	27,002,303
Interest in subordinate voting shares held through ownership interest in shareholder, beginning balance	(799,230)
Purchases for cancellation	(249,361)	(187,476)
Treasury shares acquired (in shares)	(229,189)	(415,538)
Treasury shares reissued	71,672	89,888
Interest in subordinate voting shares held through ownership interest in shareholder, ending balance	(799,230)	(799,230)
Ending balance, shares outstanding	26,082,299	26,489,177
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	1,548,000
Ending balance, shares outstanding	1,548,000	1,548,000
Common shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	27,237,947
Ending balance, shares outstanding	26,831,069	27,237,947